BANK DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Bank Debt [Abstract]
Disclosure of detailed information about components of bank debt outstanding [Table Text Block]
(Cdn$ thousands)	December 31, 2022	December 31, 2021
Syndicated facility	164,800	106,300
Operating facility	15,000	-
Total bank debt outstanding	179,800	106,300

Disclosure of detailed information about applicable prime margin and bankers acceptance fee [Table Text Block]
	Margin on Canadian Prime Rate	Bankers' Acceptance Fee	Standby Fee
Credit facility	1.75% - 5.25%	2.75% - 6.25%	0.69% - 1.56%